Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of future maturities of long-term debt, capital lease and contractual obligations

	Payments due by period
	Total	2021	2022	2023	2024	2025	Thereafter

Long-term debt obligations	$10,523,565	$2,002,553	$2,002,683	$1,502,820	$2,002,964	$3,115	$3,009,430
Interest expense on long-term debt	2,485,488	607,349	539,719	384,582	346,938	229,287	377,613
Finance lease obligations (1)	160,609	49,820	41,666	38,018	31,105	—	—
Interest expense on finance lease obligations (1)	27,240	12,793	8,561	4,844	1,042	—	—
Other long-term obligations (2)	483,502	352,180	59,562	38,947	28,813	4,000	—
Operating lease obligations (1)	431,008	208,759	136,132	30,165	12,397	8,081	35,474
Purchase obligations	1,223,733	1,188,070	26,947	8,716	—	—	—
Total	$15,335,145	$4,421,524	$2,815,270	$2,008,092	$2,423,259	$244,483	$3,422,517
(1)See Note 7 for further information on leases and the adoption of ASC 842.
(2)Represents obligations for satellite related executory costs, telemetry, tracking and control (“TT&C”) services, short-term leases and expenses associated with DISH Network’s Wireless segment.